Segment Information - Schedule of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	$ 4,315	$ 750	$ 2,090
Grant revenue	513	2,580	13,528
Total revenue	4,828	3,330	15,618
General and administrative expenses	(71,469)	(53,295)	(60,991)
Research and development expenses	(69,454)	(96,235)	(152,433)
Total operating expense	(140,923)	(149,530)	(213,425)
Operating income/(loss)	(136,095)	(146,199)	(197,807)
Other income/(expense):
Gain on deconsolidation of subsidiary	151,808	61,787	27,251
Gain/(loss) on investments held at fair value	(2,398)	77,945	(32,060)
Realized gain/(loss) on sale of investments	151	(122)	(29,303)
Gain/(loss) on investments in notes from associates	13,131	(27,630)	0
Other income/(expense)	961	(908)	8,131
Other income/(expense)	163,652	111,072	(25,981)
Net finance income/(costs)	4,773	5,078	138,924
Share of net income/(loss) of associates accounted for using the equity method	(8,754)	(6,055)	(27,749)
Gain/(loss) on dilution of ownership interest in associates	199	0	28,220
Share in other comprehensive loss of associates	14,400	0	19,961
Income/(loss) before taxes	23,774	(36,103)	(92,783)
Available Funds
Cash and cash equivalents	280,641	191,081	149,866	$ 465,708
Short-term investments	86,666	136,062
Wholly-Owned Programs
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	0	0
Grant revenue	513	270	521
Total revenue	513	270	521
General and administrative expenses	(8,888)	(13,203)	(7,737)
Research and development expenses	(56,849)	(87,069)	(109,201)
Total operating expense	(65,737)	(100,272)	(116,938)
Operating income/(loss)	(65,224)	(100,002)	(116,417)
Available Funds
Cash and cash equivalents	9,062	1,895
Short-term investments	0	0
Consolidated cash, cash equivalents and short-term investments	9,062	1,895
Controlled Founded Entities
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	750	1,500
Grant revenue	0	0	0
Total revenue	0	750	1,500
General and administrative expenses	(173)	(562)	(419)
Research and development expenses	(672)	(672)	(1,051)
Total operating expense	(845)	(1,233)	(1,470)
Operating income/(loss)	(845)	(483)	30
Available Funds
Cash and cash equivalents	432	675
Short-term investments	0	0
Consolidated cash, cash equivalents and short-term investments	432	675
Parent Company and Other
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	4,315	0	590
Grant revenue	0	2,310	13,007
Total revenue	4,315	2,310	13,597
General and administrative expenses	(62,408)	(39,530)	(52,835)
Research and development expenses	(11,933)	(8,494)	(42,182)
Total operating expense	(74,341)	(48,024)	(95,018)
Operating income/(loss)	(70,026)	(45,714)	(81,420)
Available Funds
Cash and cash equivalents	271,148	188,511
Short-term investments	86,666	136,062
Consolidated cash, cash equivalents and short-term investments	357,814	324,573
Operating segments
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	4,315	750	2,090
Grant revenue	513	2,580	13,528
Total revenue	4,828	3,330	15,618
General and administrative expenses	(71,469)	(53,295)	(60,991)
Research and development expenses	(69,454)	(96,235)	(152,433)
Total operating expense	(140,923)	(149,530)	(213,425)
Operating income/(loss)	(136,095)	(146,199)	(197,807)
Other income/(expense):
Gain on deconsolidation of subsidiary	151,808	61,787	27,251
Gain/(loss) on investments held at fair value	(2,398)	77,945	(32,060)
Realized gain/(loss) on sale of investments	151	(122)	(29,303)
Gain/(loss) on investments in notes from associates	13,131	(27,630)
Other income/(expense)	961	(908)	8,131
Other income/(expense)	163,652	111,072	(25,981)
Net finance income/(costs)	4,773	5,078	138,924
Share of net income/(loss) of associates accounted for using the equity method	(8,754)	(6,055)	(27,749)
Gain/(loss) on dilution of ownership interest in associates	199
Share in other comprehensive loss of associates			28,220
Impairment of investment in associate			(8,390)
Income/(loss) before taxes	23,774	(36,103)	$ (92,783)
Available Funds
Cash and cash equivalents	280,641	191,081
Short-term investments	86,666	136,062
Consolidated cash, cash equivalents and short-term investments	$ 367,307	$ 327,143